Cash and cash equivalents: (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents:
Schedule of cash and cash equivalents

	December 31,
	2024		2025
Cash held at banks	Ps.	11,495,389	Ps.	4,258,090
Short term investments		8,588,068		6,858,245
Total cash and cash equivalents	Ps.	20,083,457	Ps.	11,116,335